Loss per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 CHF (SFr) SFr / shares shares	Jun. 30, 2021 CHF (SFr) SFr / shares shares	Jun. 30, 2022 CHF (SFr) item SFr / shares shares	Jun. 30, 2021 CHF (SFr) item SFr / shares shares
Loss per share
Loss attributable to equity holders of the Company | SFr	SFr (7,221,252)	SFr (4,690,149)	SFr (13,044,987)	SFr (7,329,762)
Weighted average number of shares in issue | shares	37,467,005	34,060,051	37,891,408	33,789,956
Basic loss per share	SFr (0.19)	SFr (0.14)	SFr (0.34)	SFr (0.22)
Diluted loss per share	SFr (0.19)	SFr (0.14)	SFr (0.34)	SFr (0.22)
Number of categories of dilutive potential shares | item			3	3